Special events occurred during the year (Details) R$ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2017 USD ($)	Mar. 31, 2017	Nov. 30, 2016	Aug. 31, 2016	Mar. 31, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Events with significant effect on the income statement
Impairment of non-current assets and onerous contracts						$ (271)		$ (1,174)	$ (8,769)
Gold stream transaction								150	230
Deferred tax assets recognized in the first adoption of Law 12.973									2,952
Total						(878)		(3,871)	(5,587)
Salobo copper mine
Events with significant effect on the income statement
Additional rights to gold extracts held by WPM (as a percent)				25.00%	25.00%
Discontinued operations
Events with significant effect on the income statement
Impairment of non-current assets						(885)		(1,738)	(157)
Sudbury
Events with significant effect on the income statement
Impairment of non-current assets and onerous contracts						(133)
Fertilizers | Discontinued operations
Events with significant effect on the income statement
Impairment of non-current assets						(885)		(1,738)	$ (157)
Fertilizers | Nitrogen | Discontinued operations
Events with significant effect on the income statement
Impairment of non-current assets	$ (729)					(156)
Nacala Logistics Corridor
Events with significant effect on the income statement
Recognized a gain in the income statement related to the sale						458
Mitsui & Co., Ltd | Vale Mocambique
Events with significant effect on the income statement
Percentage of ownership sold in subsidiaries		15.00%
Mitsui & Co., Ltd | Nacala Logistics Corridor
Events with significant effect on the income statement
Percentage of ownership sold in subsidiaries		50.00%	50.00%
Asset retirement obligations
Events with significant effect on the income statement
Provision						(180)		(1,109)
Estimate to comply reparation and compensation programs						38	R$ 3,733	1,038
Expensed amount to fund working capital requirements						$ 142		$ 71